UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713

Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York          August 10, 2007
------------------              ----------------------        ---------------
     [Signature]                    [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48
                                          -------

Form 13F Information Table Value Total:    $192,883
                                          -------------
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP
                                                             VALUE     SHRS OR   SH/ PUT/   INVSMT  OTHR       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS   CUSIP       X($1000)   PRN AMT   PRN CALL   DSCRTN  MNGS   SOLE      SHARED    NONE
ADOBE SYS INC                  COM              00724F101    5,822       145,000 SH         SOLE             145,000   -        -
ARIBA INC                      COM NEW          04033V203    6,707       676,789 SH         SOLE             676,789   -        -
ASE TEST LTD                   ORD              Y02516105    4,564       324,378 SH         SOLE             324,378   -        -
ATHEROS COMMUNICATIONS INC     COM              04743P108    6,751       218,900 SH         SOLE             218,900   -        -
BEA SYS INC                    COM              073325102    4,387       320,400 SH         SOLE             320,400   -        -
BROADCOM CORP                  CL A             111320107    6,199       211,928 SH         SOLE             211,928   -        -
CIENA CORP                     COM NEW          171779309    3,016        83,500 SH         SOLE              83,500   -        -
COGNOS INC                     COM              19244C109    2,382        60,000 SH         SOLE              60,000   -        -
ENTRUST INC                    COM              293848107      445       109,576 SH         SOLE             109,576   -        -
F5 NETWORKS INC                COM              315616102    1,452        18,015 SH         SOLE              18,015   -        -
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    2,017       104,400 SH         SOLE             104,400   -        -
FOUNDRY NETWORKS INC           COM              35063R100    1,671       100,300 SH         SOLE             100,300   -        -
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103    8,025       485,450 SH         SOLE             485,450   -        -
INFORMATICA CORP               COM              45666Q102    2,658       180,000 SH         SOLE             180,000   -        -
INTEL CORP                     COM              458140100    6,173       260,000 SH         SOLE             260,000   -        -
KNOT INC                       COM              499184109      854        42,271 SH         SOLE              42,271   -        -
KRAFT FOODS INC                CL A             50075N104    2,859        81,100 SH         SOLE              81,100   -        -
LAWSON SOFTWARE INC NEW        COM              52078P102    1,128       114,000 SH         SOLE             114,000   -        -
LSI CORPORATION                COM              502161102    2,027       270,000 SH         SOLE             270,000   -        -
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    9,021       495,400 SH         SOLE             495,400   -        -
MELLANOX TECHNOLOGIES LTD      SHS              M51363113    1,344        64,900 SH         SOLE              64,900   -        -
MIPS TECHNOLOGIES INC          COM              604567107    1,864       212,000 SH         SOLE             212,000   -        -
MONSTER WORLDWIDE INC          COM              611742107    1,233        30,000 SH         SOLE              30,000   -        -
MRV COMMUNICATIONS INC         COM              553477100    1,452       446,829 SH         SOLE             446,829   -        -
NATIONAL SEMICONDUCTOR CORP    COM              637640103    5,069       179,300 SH         SOLE             179,300   -        -
NETLOGIC MICROSYSTEMS INC      COM              64118B100    7,317       229,785 SH         SOLE             229,785   -        -
NOKIA CORP                     SPONSORED ADR    654902204    8,686       309,000 SH         SOLE             309,000   -        -
NUANCE COMMUNICATIONS INC      COM              67020Y100    1,199        71,700 SH         SOLE              71,700   -        -
NVIDIA CORP                    COM              67066G104    4,086        98,900 SH         SOLE              98,900   -        -
OMNIVISION TECHNOLOGIES INC    COM              682128103    1,521        84,000 SH         SOLE              84,000   -        -
ON SEMICONDUCTOR CORP          COM              682189105    8,973       837,100 SH         SOLE             837,100   -        -
ORACLE CORP                    COM              68389X105    5,322       270,000 SH         SOLE             270,000   -        -
PHOENIX TECHNOLOGY LTD         COM              719153108      723        85,782 SH         SOLE              85,782   -        -
PLX TECHNOLOGY INC COM STK     COM              693417107    1,927       172,600 SH         SOLE             172,600   -        -
RF MICRODEVICES INC            COM              749941100    5,594       896,500 SH         SOLE             896,500   -        -
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    5,271       321,198 SH         SOLE             321,198   -        -
SAIFUN SEMICONDUCTORS LTD      ORD SHS          M8233P102    1,488       125,299 SH         SOLE             125,299   -        -
SANDISK CORP                   COM              80004C101    9,539       194,900 SH         SOLE             194,900   -        -
SEAGATE TECHNOLOGY             SHS              G7945J104    5,443       250,000 SH         SOLE             250,000   -        -
SECURE COMPUTING CORP          COM              813705100    2,367       311,900 SH         SOLE             311,900   -        -
SIGMA DESIGNS INC              COM              826565103    6,684       256,194 SH         SOLE             256,194   -        -
SILICON MOTION TECHNOLOGY CO   SPONSORED ADR    82706C108    9,795       394,476 SH         SOLE             394,476   -        -
SUPPORTSOFT INC                COM              868587106    1,370       251,011 SH         SOLE             251,011   -        -
SYNAPTICS INC                  COM              87157D109    1,972        55,100 SH         SOLE              55,100   -        -
UNITED MICROELECTRONICS CORP   SPONSORED ADR    910873207    5,925     1,732,600 SH         SOLE           1,732,600   -        -
VICOR CORP                     COM              925815102    1,625       122,800 SH         SOLE             122,800   -        -
WESTERN DIGITAL CORP           COM              958102105    4,551       235,200 SH         SOLE             235,200   -        -
YAHOO INC                      COM              984332106    2,388        88,000 SH         SOLE              88,000   -        -

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